Stockholders' Equity - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Outstanding (in shares)	0
Awarded (in shares)	184,018
Released (in shares)	(25,091)
Forfeited (in shares)	(94,754)
Ending Outstanding (in shares)	64,173
Weighted-Average Grant-Date Fair Value per Share
Beginning Outstanding (in dollars per share) | $ / shares	$ 0
Awarded (in dollars per share) | $ / shares	10.30
Released (in dollars per share) | $ / shares	10.30
Forfeited (in dollars per share) | $ / shares	$ 10.30
Weighted average remaining contractual life	1 year 9 months 18 days